Note 20 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Contingent consideration liability	$ 32,266
Fair Value, Inputs, Level 1 [Member]
Contingent consideration liability
Fair Value, Inputs, Level 2 [Member]
Contingent consideration liability
Fair Value, Inputs, Level 3 [Member]
Contingent consideration liability	$ 32,266	$ 29,119